Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Nuveen Multistate Trust IV
Entity Central Index Key	0001018973
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000001680 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Ohio Municipal Bond Fund
Class Name	Class A Shares
Trading Symbol	FOHTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Ohio Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$78	0.79%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.79%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Ohio Municipal Bond Fund returned ‑1.33% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund significantly underperformed the S&P Municipal Bond Ohio Index, which returned 2.71%.

•  Top contributors to relative performance

•  An overweight to non‑rated bonds.

•  An overweight to the dedicated‑tax bond sector.

•  Top detractors from relative performance

•  Duration positioning, especially an underweight to longer-duration bonds.

•  The Fund’s energy exposure hedge (Vistra Vision) position through the use of a total return swap.

•  Credit quality positioning, especially an overweight to AA‑rated bonds.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	(1.33)%	(0.21)%	1.78%

Class A Shares at maximum sales charge (Offering Price)	(5.50)%	(1.06)%	1.35%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Ohio Index	2.71%	0.66%	2.65%

Lipper Ohio Municipal Debt Funds Classification Average	0.83%	(0.11)%	1.59%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 471,064,253
Holdings Count | Holding	202
Advisory Fees Paid, Amount	$ 2,635,136
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$471,064,253

Total number of portfolio holdings	202

Portfolio turnover (%)	14%

Total management fees paid for the year	$ 2,635,136

Holdings [Text Block]
(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
•
Fee waiver/reimbursement: As of May 1, 2025, Nuveen Fund Advisors, LLC has agreed to waive fees and/or reimburse expenses of the Fund through July 31, 2027 so that the total annual operating expenses of the Fund (excluding 12b‑1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.56% of the average daily net assets of any class of Fund shares.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Fee waiver/reimbursement: As of May 1, 2025, Nuveen Fund Advisors, LLC has agreed to waive fees and/or reimburse expenses of the Fund through July 31, 2027 so that the total annual operating expenses of the Fund (excluding 12b‑1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.56% of the average daily net assets of any class of Fund shares.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000137709 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Ohio Municipal Bond Fund
Class Name	Class C Shares
Trading Symbol	FAFMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen Ohio Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$157	1.59%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.59%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Ohio Municipal Bond Fund returned ‑2.12% for Class C Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund significantly underperformed the S&P Municipal Bond Ohio Index, which returned 2.71%.

•  Top contributors to relative performance

•  An overweight to non‑rated bonds.

•  An overweight to the dedicated‑tax bond sector.

•  Top detractors from relative performance

•  Duration positioning, especially an underweight to longer-duration bonds.

•  The Fund’s energy exposure hedge (Vistra Vision) position through the use of a total return swap.

•  Credit quality positioning, especially an overweight to AA‑rated bonds.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	(2.12)%	(1.02)%	1.12%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Ohio Index	2.71%	0.66%	2.65%

Lipper Ohio Municipal Debt Funds Classification Average	0.83%	(0.11)%	1.59%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 471,064,253
Holdings Count | Holding	202
Advisory Fees Paid, Amount	$ 2,635,136
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$471,064,253

Total number of portfolio holdings	202

Portfolio turnover (%)	14%

Total management fees paid for the year	$ 2,635,136

Holdings [Text Block]
(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
•
Fee waiver/reimbursement: As of May 1, 2025, Nuveen Fund Advisors, LLC has agreed to waive fees and/or reimburse expenses of the Fund through July 31, 2027 so that the total annual operating expenses of the Fund (excluding 12b‑1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.56% of the average daily net assets of any class of Fund shares.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Fee waiver/reimbursement: As of May 1, 2025, Nuveen Fund Advisors, LLC has agreed to waive fees and/or reimburse expenses of the Fund through July 31, 2027 so that the total annual operating expenses of the Fund (excluding 12b‑1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.56% of the average daily net assets of any class of Fund shares.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000001683 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Ohio Municipal Bond Fund
Class Name	Class I Shares
Trading Symbol	NXOHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Ohio Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$59	0.59%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.59%	[3]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Ohio Municipal Bond Fund returned ‑1.13% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond Ohio Index, which returned 2.71%.

•  Top contributors to relative performance

•  An overweight to non‑rated bonds.

•  An overweight to the dedicated‑tax bond sector.

•  Top detractors from relative performance

•  Duration positioning, especially an underweight to longer-duration bonds.

•  The Fund’s energy exposure hedge (Vistra Vision) position through the use of a total return swap.

•  Credit quality positioning, especially an overweight to AA‑rated bonds.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	(1.13)%	(0.01)%	1.98%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Ohio Index	2.71%	0.66%	2.65%

Lipper Ohio Municipal Debt Funds Classification Average	0.83%	(0.11)%	1.59%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 471,064,253
Holdings Count | Holding	202
Advisory Fees Paid, Amount	$ 2,635,136
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$471,064,253

Total number of portfolio holdings	202

Portfolio turnover (%)	14%

Total management fees paid for the year	$ 2,635,136

Holdings [Text Block]
(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
•
Fee waiver/reimbursement: As of May 1, 2025, Nuveen Fund Advisors, LLC has agreed to waive fees and/or reimburse expenses of the Fund through July 31, 2027 so that the total annual operating expenses of the Fund (excluding 12b‑1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.56% of the average daily net assets of any class of Fund shares.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257-8787.

Material Fund Change Expenses [Text Block]
•
Fee waiver/reimbursement: As of May 1, 2025, Nuveen Fund Advisors, LLC has agreed to waive fees and/or reimburse expenses of the Fund through July 31, 2027 so that the total annual operating expenses of the Fund (excluding 12b‑1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.56% of the average daily net assets of any class of Fund shares.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000001684 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Wisconsin Municipal Bond Fund
Class Name	Class A Shares
Trading Symbol	FWIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Wisconsin Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class A Shares	$134	1.35%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.35%	[4]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Wisconsin Municipal Bond Fund returned ‑1.48% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund significantly underperformed the S&P Municipal Bond Wisconsin Index, which returned 3.81%.

•  Top contributors to relative performance

•  An overweight to bonds with durations below two years, between six and eight years, and between 10 and 12 years.

•  An overweight to the multi-family housing and hospital bond sectors, and an underweight to the higher education bond sector.

•  Top detractors from relative performance

•  The Fund’s energy exposure hedge (Vistra Vision) position through the use of a total return swap.

•  Duration positioning, especially an underweight to bonds with durations between two and six years, and an overweight to bonds of 12 years and longer.

•  An underweight to the local general obligation bond sector and an overweight to the dedicated-tax and nursing home bond sectors.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class A Shares at NAV (excluding maximum sales charge)	(1.48)%	0.68%	1.88%
Class A Shares at maximum sales charge (Offering Price)	(5.66)%	(0.18)%	1.44%
S&P Municipal Bond Index	2.44%	0.78%	2.22%
S&P Municipal Bond Wisconsin Index	3.81%	1.23%	2.28%
Lipper Other States Municipal Debt Funds Classification Average	0.90%	(0.12)%	1.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 62,022,201
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 343,564
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$62,022,201
Total number of portfolio holdings	69
Portfolio turnover (%)	10%
Total management fees paid for the year	$343,564

Holdings [Text Block]

(1) Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
(2) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Exposure Basis Explanation [Text Block]	Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
•	Fund reopening: Effective May 1, 2025, shares of the Fund are available for purchase by new and existing investors.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000137710 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Wisconsin Municipal Bond Fund
Class Name	Class C Shares
Trading Symbol	FWCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen Wisconsin Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$213	2.15%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 213
Expense Ratio, Percent	2.15%	[5]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Wisconsin Municipal Bond Fund returned ‑2.30% for Class C Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund significantly underperformed the S&P Municipal Bond Wisconsin Index, which returned 3.81%.

•  Top contributors to relative performance

•  An overweight to bonds with durations below two years, between six and eight years, and between 10 and 12 years.

•  An overweight to the multi-family housing and hospital bond sectors, and an underweight to the higher education bond sector.

•  Top detractors from relative performance

•  The Fund’s energy exposure hedge (Vistra Vision) position through the use of a total return swap.

•  Duration positioning, especially an underweight to bonds with durations between two and six years, and an overweight to bonds of 12 years and longer.

•  An underweight to the local general obligation bond sector and an overweight to the dedicated‑tax and nursing home bond sectors.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	(2.30)%	(0.12)%	1.22%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Wisconsin Index	3.81%	1.23%	2.28%

Lipper Other States Municipal Debt Funds Classification Average	0.90%	(0.12)%	1.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 62,022,201
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 343,564
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$62,022,201

Total number of portfolio holdings	69

Portfolio turnover (%)	10%

Total management fees paid for the year	$ 343,564

Holdings [Text Block]
(1) Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
(2) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Exposure Basis Explanation [Text Block]	Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
•	Fund reopening: Effective May 1, 2025, shares of the Fund are available for purchase by new and existing investors.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000001687 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Wisconsin Municipal Bond Fund
Class Name	Class I Shares
Trading Symbol	FWIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Wisconsin Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$114	1.15%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.15%	[6]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Wisconsin Municipal Bond Fund returned ‑1.30% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund significantly underperformed the S&P Municipal Bond Wisconsin Index, which returned 3.81%.

•  Top contributors to relative performance

•  An overweight to bonds with durations below two years, between six and eight years, and between 10 and 12 years.

•  An overweight to the multi-family housing and hospital bond sectors, and an underweight to the higher education bond sector.

•  Top detractors from relative performance

•  The Fund’s energy exposure hedge (Vistra Vision) position through the use of a total return swap.

•  Duration positioning, especially an underweight to bonds with durations between two and six years, and an overweight to bonds of 12 years and longer.

•  An underweight to the local general obligation bond sector and an overweight to the dedicated‑tax and nursing home bond sectors.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	(1.30)%	0.89%	2.07%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Wisconsin Index	3.81%	1.23%	2.28%

Lipper Other States Municipal Debt Funds Classification Average	0.90%	(0.12)%	1.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 62,022,201
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 343,564
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$62,022,201

Total number of portfolio holdings	69

Portfolio turnover (%)	10%

Total management fees paid for the year	$ 343,564

Holdings [Text Block]
(1) Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
(2) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Exposure Basis Explanation [Text Block]	Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
•	Fund reopening: Effective May 1, 2025, shares of the Fund are available for purchase by new and existing investors.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000001679 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Missouri Municipal Bond Fund
Class Name	Class I Shares
Trading Symbol	FMMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Missouri Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$57	0.57%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.57%	[7]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Missouri Municipal Bond Fund returned 1.08% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond Missouri Index, which returned 2.74%.

•  Top contributors to relative performance

•  Credit quality positioning, especially an overweight to B‑rated and non‑rated bonds, and an underweight to AAA‑rated bonds.

•  Top detractors from relative performance

•  Sector allocation, particularly an underweight to single-family housing and water and sewer bonds.

•  Duration positioning, particularly an overweight to bonds with durations between eight and ten years.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	1.08%	0.66%	2.23%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Missouri Index	2.74%	0.94%	2.26%

Lipper Other States Municipal Debt Funds Classification Average	0.90%	(0.12)%	1.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 489,028,124
Holdings Count | Holding	243
Advisory Fees Paid, Amount	$ 2,502,915
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$489,028,124

Total number of portfolio holdings	243

Portfolio turnover (%)	14%

Total management fees paid for the year	$ 2,502,915

Holdings [Text Block]
(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000001676 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Missouri Municipal Bond Fund
Class Name	Class A Shares
Trading Symbol	FMOTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Missouri Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$77	0.77%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.77%	[8]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Missouri Municipal Bond Fund returned 0.89% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond Missouri Index, which returned 2.74%.

•  Top contributors to relative performance

•  Credit quality positioning, especially an overweight to B‑rated and non‑rated bonds, and an underweight to AAA‑rated bonds.

•  Top detractors from relative performance

•  Sector allocation, particularly an underweight to single-family housing and water and sewer bonds.

•  Duration positioning, particularly an overweight to bonds with durations between eight and ten years.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class A Shares at NAV (excluding maximum sales charge)	0.89%	0.48%	2.04%
Class A Shares at maximum sales charge (Offering Price)	(3.39)%	(0.38)%	1.60%
S&P Municipal Bond Index	2.44%	0.78%	2.22%
S&P Municipal Bond Missouri Index	2.74%	0.94%	2.26%
Lipper Other States Municipal Debt Funds Classification Average	0.90%	(0.12)%	1.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 489,028,124
Holdings Count | Holding	243
Advisory Fees Paid, Amount	$ 2,502,915
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$489,028,124
Total number of portfolio holdings	243
Portfolio turnover (%)	14%
Total management fees paid for the year	$2,502,915

Holdings [Text Block]
(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000137708 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Missouri Municipal Bond Fund
Class Name	Class C Shares
Trading Symbol	FAFPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen Missouri Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$157	1.57%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.57%	[9]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Missouri Municipal Bond Fund returned 0.04% for Class C Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond Missouri Index, which returned 2.74%.

•  Top contributors to relative performance

•  Credit quality positioning, especially an overweight to B‑rated and non‑rated bonds, and an underweight to AAA‑rated bonds.

•  Top detractors from relative performance

•  Sector allocation, particularly an underweight to single-family housing and water and sewer bonds.

•  Duration positioning, particularly an overweight to bonds with durations between eight and ten years.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	0.04%	(0.32)%	1.39%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Missouri Index	2.74%	0.94%	2.26%

Lipper Other States Municipal Debt Funds Classification Average	0.90%	(0.12)%	1.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 489,028,124
Holdings Count | Holding	243
Advisory Fees Paid, Amount	$ 2,502,915
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$489,028,124

Total number of portfolio holdings	243

Portfolio turnover (%)	14%

Total management fees paid for the year	$ 2,502,915

Holdings [Text Block]
(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000001675 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Michigan Municipal Bond Fund
Class Name	Class I Shares
Trading Symbol	NMMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Michigan Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$64	0.64%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.64%	[10]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Michigan Municipal Bond Fund returned 0.11% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond Michigan Index, which returned 2.66%.

•  Top contributors to relative performance

•  Credit quality positioning, especially an overweight to non‑rated bonds.

•  An overweight to the incremental‑tax revenue bond sector.

•  Top detractors from relative performance

•  Duration positioning, especially an overweight to longer-duration bonds and underweight to shorter-duration bonds.

•  Sector allocation, especially an underweight to single- and multi-family housing bonds, and an overweight to dedicated‑tax bonds.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class I Shares at NAV	0.11%	(0.49)%	1.65%
S&P Municipal Bond Index	2.44%	0.78%	2.22%
S&P Municipal Bond Michigan Index	2.66%	0.75%	2.45%
Lipper Other States Municipal Debt Funds Classification Average	0.90%	(0.12)%	1.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 190,733,847
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 1,097,841
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$190,733,847
Total number of portfolio holdings	103
Portfolio turnover (%)	38%
Total management fees paid for the year	$ 1,097,841

Holdings [Text Block]
(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000001672 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Michigan Municipal Bond Fund
Class Name	Class A Shares
Trading Symbol	FMITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Michigan Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$84	0.84%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.84%	[11]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Michigan Municipal Bond Fund returned ‑0.10% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond Michigan Index, which returned 2.66%.

•  Top contributors to relative performance

•  Credit quality positioning, especially an overweight to non‑rated bonds.

•  An overweight to the incremental‑tax revenue bond sector.

•  Top detractors from relative performance

•  Duration positioning, especially an overweight to longer-duration bonds and underweight to shorter-duration bonds.

•  Sector allocation, especially an underweight to single- and multi-family housing bonds, and an overweight to dedicated‑tax bonds.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	(0.10)%	(0.70)%	1.44%

Class A Shares at maximum sales charge (Offering Price)	(4.29)%	(1.54)%	1.01%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Michigan Index	2.66%	0.75%	2.45%

Lipper Other States Municipal Debt Funds Classification Average	0.90%	(0.12)%	1.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 190,733,847
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 1,097,841
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$190,733,847

Total number of portfolio holdings	103

Portfolio turnover (%)	38%

Total management fees paid for the year	$ 1,097,841

Holdings [Text Block]
(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000137707 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Michigan Municipal Bond Fund
Class Name	Class C Shares
Trading Symbol	FAFNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen Michigan Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$163	1.64%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.64%	[12]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Michigan Municipal Bond Fund returned ‑0.82% for Class C Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond Michigan Index, which returned 2.66%.

•  Top contributors to relative performance

•  Credit quality positioning, especially an overweight to non‑rated bonds.

•  An overweight to the incremental‑tax revenue bond sector.

•  Top detractors from relative performance

•  Duration positioning, especially an overweight to longer-duration bonds and underweight to shorter-duration bonds.

•  Sector allocation, especially an underweight to single- and multi-family housing bonds, and an overweight to dedicated‑tax bonds.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	(0.82)%	(1.48)%	0.79%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Michigan Index	2.66%	0.75%	2.45%

Lipper Other States Municipal Debt Funds Classification Average	0.90%	(0.12)%	1.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 190,733,847
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 1,097,841
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$190,733,847

Total number of portfolio holdings	103

Portfolio turnover (%)	38%

Total management fees paid for the year	$ 1,097,841

Holdings [Text Block]
(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000001671 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Kentucky Municipal Bond Fund
Class Name	Class I Shares
Trading Symbol	FKYRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Kentucky Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$93	0.93%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.93%	[13]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Kentucky Municipal Bond Fund returned 0.48% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond Kentucky Index, which returned 3.19%.

•  Top contributors to relative performance

•  Credit quality positioning, especially an overweight to non‑rated bonds.

•  An overweight to the industrial revenue development bond sector.

•  Top detractors from relative performance

•  Duration positioning, especially an overweight to longer-duration bonds and underweight to shorter-duration bonds.

•  Sector allocation, especially an overweight to dedicated‑tax and local general obligation bonds.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	0.48%	0.10%	1.62%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Kentucky Index	3.19%	1.35%	2.39%

Lipper Other States Municipal Debt Funds Classification Average	0.90%	(0.12)%	1.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 213,884,081
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 1,182,926
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$213,884,081

Total number of portfolio holdings	94

Portfolio turnover (%)	23%

Total management fees paid for the year	$ 1,182,926

Holdings [Text Block]
(1) Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
(2) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Exposure Basis Explanation [Text Block]	Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000001668 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Kentucky Municipal Bond Fund
Class Name	Class A Shares
Trading Symbol	FKYTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Kentucky Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$113	1.13%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.13%	[14]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Kentucky Municipal Bond Fund returned 0.20% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond Kentucky Index, which returned 3.19%.

•  Top contributors to relative performance

•  Credit quality positioning, especially an overweight to non‑rated bonds.

•  An overweight to the industrial revenue development bond sector.

•  Top detractors from relative performance

•  Duration positioning, especially an overweight to longer-duration bonds and underweight to shorter-duration bonds.

•  Sector allocation, especially an overweight to dedicated‑tax and local general obligation bonds.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	0.20%	(0.10)%	1.41%

Class A Shares at maximum sales charge (Offering Price)	(4.03)%	(0.96)%	0.98%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Kentucky Index	3.19%	1.35%	2.39%

Lipper Other States Municipal Debt Funds Classification Average	0.90%	(0.12)%	1.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 213,884,081
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 1,182,926
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$213,884,081

Total number of portfolio holdings	94

Portfolio turnover (%)	23%

Total management fees paid for the year	$1,182,926

Holdings [Text Block]
(1) Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
(2) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Exposure Basis Explanation [Text Block]	Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000137706 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Kentucky Municipal Bond Fund
Class Name	Class C Shares
Trading Symbol	FKCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen Kentucky Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$193	1.93%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 193
Expense Ratio, Percent	1.93%	[15]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Kentucky Municipal Bond Fund returned ‑0.52% for Class C Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond Kentucky Index, which returned 3.19%.

•  Top contributors to relative performance

•  Credit quality positioning, especially an overweight to non‑rated bonds.

•  An overweight to the industrial revenue development bond sector.

•  Top detractors from relative performance

•  Duration positioning, especially an overweight to longer-duration bonds and underweight to shorter-duration bonds.

•  Sector allocation, especially an overweight to dedicated‑tax and local general obligation bonds.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	(0.52)%	(0.90)%	0.77%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Kentucky Index	3.19%	1.35%	2.39%

Lipper Other States Municipal Debt Funds Classification Average	0.90%	(0.12)%	1.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 213,884,081
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 1,182,926
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$213,884,081

Total number of portfolio holdings	94

Portfolio turnover (%)	23%

Total management fees paid for the year	$ 1,182,926

Holdings [Text Block]
(1) Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
(2) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Exposure Basis Explanation [Text Block]	Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000001664 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Kansas Municipal Bond Fund
Class Name	Class A Shares
Trading Symbol	FKSTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Kansas Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$86	0.86%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.86%	[16]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Kansas Municipal Bond Fund returned 0.86% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond Kansas Index, which returned 3.73%.

•  Top contributors to relative performance

•  Credit positioning, especially an underweight to AA‑rated bonds.

•  An overweight in the dedicated‑tax and incremental‑tax bond sectors.

•  Top detractors from relative performance

•  The Fund’s energy exposure hedge (Vistra Vision) position through the use of a total return swap.

•  Duration positioning, especially an underweight to bonds with durations of 12 years and longer.

•  Sector positioning, especially an overweight to tobacco-settlement bonds.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	0.86%	0.88%	1.73%

Class A Shares at maximum sales charge (Offering Price)	(3.34)%	0.02%	1.29%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Kansas Index	3.73%	0.84%	2.27%

Lipper Other States Municipal Debt Funds Classification Average	0.90%	(0.12)%	1.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 188,300,760
Holdings Count | Holding	144
Advisory Fees Paid, Amount	$ 1,013,533
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$188,300,760

Total number of portfolio holdings	144

Portfolio turnover (%)	15%

Total management fees paid for the year	$ 1,013,533

Holdings [Text Block]
(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000137705 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Kansas Municipal Bond Fund
Class Name	Class C Shares
Trading Symbol	FAFOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen Kansas Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$166	1.66%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 166
Expense Ratio, Percent	1.66%	[17]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Kansas Municipal Bond Fund returned 0.07% for Class C Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond Kansas Index, which returned 3.73%.

•  Top contributors to relative performance

•  Credit positioning, especially an underweight to AA‑rated bonds.

•  An overweight in the dedicated‑tax and incremental‑tax bond sectors.

•  Top detractors from relative performance

•  The Fund’s energy exposure hedge (Vistra Vision) position through the use of a total return swap.

•  Duration positioning, especially an underweight to bonds with durations of 12 years and longer.

•  Sector positioning, especially an overweight to tobacco-settlement bonds.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	0.07%	0.08%	1.07%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Kansas Index	3.73%	0.84%	2.27%

Lipper Other States Municipal Debt Funds Classification Average	0.90%	(0.12)%	1.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 188,300,760
Holdings Count | Holding	144
Advisory Fees Paid, Amount	$ 1,013,533
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$188,300,760

Total number of portfolio holdings	144

Portfolio turnover (%)	15%

Total management fees paid for the year	$ 1,013,533

Holdings [Text Block]
(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000001667 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Kansas Municipal Bond Fund
Class Name	Class I Shares
Trading Symbol	FRKSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Kansas Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$66	0.66%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.66%	[18]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Kansas Municipal Bond Fund returned 1.09% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond Kansas Index, which returned 3.73%.

•  Top contributors to relative performance

•  Credit positioning, especially an underweight to AA‑rated bonds.

•  An overweight in the dedicated‑tax and incremental‑tax bond sectors.

•  Top detractors from relative performance

•  The Fund’s energy exposure hedge (Vistra Vision) position through the use of a total return swap.

•  Duration positioning, especially an underweight to bonds with durations of 12 years and longer.

•  Sector positioning, especially an overweight to tobacco-settlement bonds.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	1.09%	1.08%	1.92%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Kansas Index	3.73%	0.84%	2.27%

Lipper Other States Municipal Debt Funds Classification Average	0.90%	(0.12)%	1.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 188,300,760
Holdings Count | Holding	144
Advisory Fees Paid, Amount	$ 1,013,533
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$188,300,760

Total number of portfolio holdings	144

Portfolio turnover (%)	15%

Total management fees paid for the year	$ 1,013,533

Holdings [Text Block]
(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses

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